Net Loss Per Share (Common Shares Excluded from Net Loss) (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares of common stock issuable upon the exercise which were excluded from the computation of diluted earnings per share	17,130	28,009
Warrants to purchase common stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares of common stock issuable upon the exercise which were excluded from the computation of diluted earnings per share	8,540	14,850
Options to purchase common stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares of common stock issuable upon the exercise which were excluded from the computation of diluted earnings per share	8,590	13,159